other comprehensive income (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	$ (8)	$ (29)	$ (1)	$ (20)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(28)	26	(40)	14
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(6)	7	(11)	4
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(22)	19	(29)	10
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(30)	(10)	(30)	(10)
Accumulated foreign currency translation balance beginning	49	51	53	48
Cumulative foreign currency translation adjustment, before tax	(17)		(21)	3
Cumulative foreign currency translation adjustment, net	(17)		(21)	3
Accumulated foreign currency translation balance ending	32	51	32	51
Accumulated available-for-sale financial assets balance beginning	1	11	1	13
Change in unrealized fair value of available-for-sale financial assets, before tax		2
Change in measurement of investment financial assets		2
Accumulated available-for-sale financial assets balance ending	1	13	1	13
Accumulated other comprehensive income balance beginning	42	33	53	41
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, before tax	(45)	28	(61)	17
Income tax relating to accumulated other comprehensive income	(6)	7	(11)	4
Accumulated other comprehensive income excluding employee defined benefit plan re-measurements, net	(39)	21	(50)	13
Accumulated other comprehensive income balance ending	3	54	3	54
Item never reclassified to income
Employee defined benefit plans re-measurements, before tax	143	26	81	118
Income tax relating to employee defined benefit plan re-measurements	38	8	19	32
Employee defined benefit plans re-measurements, net	105	18	62	86
Other comp. income, before tax	98	54	20	135
Aggregated income tax relating to components of other comprehensive income	32	15	8	36
Total	66	39	12	99
Attributable to:
Accumulated other comprehensive income	42	33	53	41
Currency risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	21	(29)	77	(50)
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising		(2)	10	(6)
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	52	(50)	114	(60)
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income	(7)	8	(20)	9
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	(12)	(30)	(9)	(22)
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	(31)	21	(37)	10
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	(7)	6	(10)	3
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	(24)	15	(27)	7
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	(36)	(15)	(36)	(15)
Other market risk
Items that may subsequently be reclassified to income
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising, before tax	8	9	(1)	9
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) arising	2	2	(1)	2
Changes in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income, before tax	5	4	2	5
Income tax relating to change in unrealized fair value of derivatives designated as cash flow hedges gains (losses) transferred to net income	(1)	(1)		(1)
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning	4	1	8	2
Changes in unrealized fair value of derivatives designated as cash flow hedges total, before tax	3	5	(3)	4
Income tax relating to changes in unrealized fair value of derivatives designated as cash flow hedges total	1	1	(1)	1
Changes in unrealized fair value of derivatives designated as cash flow hedges total, net	2	4	(2)	3
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance ending	6	$ 5	6	5
As previously reported
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning			(1)	(20)
Accumulated foreign currency translation balance beginning			53	48
Accumulated available-for-sale financial assets balance beginning			5	16
Accumulated other comprehensive income balance beginning			57	44
Attributable to:
Accumulated other comprehensive income			57	44
As previously reported | Currency risk
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning			(9)	(22)
As previously reported | Other market risk
Items that may subsequently be reclassified to income
Accumulated change in unrealized fair value of derivatives designated as cash flow hedge balance beginning			8	2
IFRS 9 effects
Items that may subsequently be reclassified to income
Accumulated available-for-sale financial assets balance beginning			(4)	(3)
Accumulated other comprehensive income balance beginning			(4)	(3)
Attributable to:
Accumulated other comprehensive income			(4)	(3)
Common equity
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	6		6
Item never reclassified to income
Total			21	97
Attributable to:
Accumulated other comprehensive income	6		6
Non-controlling interests
Items that may subsequently be reclassified to income
Accumulated other comprehensive income balance ending	(3)		(3)
Item never reclassified to income
Total			(9)	$ 2
Attributable to:
Accumulated other comprehensive income	$ (3)		$ (3)